Business Combinations and Acquisitions of Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of Consideration Transferred, Fair Values of the Assets and Liabilities Identified at the Acquisition Date, and Goodwill Generated
The following table summarizes the consideration, fair values of the assets and liabilities identified on acquisition and the generated goodwill:

Millions of euros
Consideration paid for the acquisition of control (1)	147
Fair value of the prior stake	41
Fair value of the minority stake	3
Consideration	191
Intangible assets	21
Customer relationships	20
Other intangible assets	1
Property, plant and equipment	113
Deferred tax assets	10
Other non-current assets	7
Cash and cash equivalents	13
Other current assets	22
Deferred tax liabilities	(10)
Other non-current liabilities	(99)
Current liabilities	(33)
Fair value of net assets	44
Goodwill (Note 7)	147

(1) Excluding the proportion assumed by the non-controlling shareholder and the cash and cash equivalents contributed by the companies at the moment of its inclusion in the consolidation scope, the impact in the consolidated cash flow amounted to 85 million euros (see Note 20).

GVT
Disclosure of detailed information about business combination [line items]
Schedule of Consideration Transferred, Fair Values of the Assets and Liabilities Identified at the Acquisition Date, and Goodwill Generated

Millions of euros
Gross cash consideration (date of agreement)	4,663
Contingent consideration	102
Fair value of 12% of Telefónica Brasil transferred	2,476
Consideration transferred	7,241
Price adjustment for net debt and hedges	(2,168)
Intangible assets	835
Customer relationships	751
Other intangible assets	84
Property, plant and equipment	2,374
Deferred tax assets	182
Accounts receivable	282
Other assets	256
Cash and cash equivalents	116
Financial debt	(2,102)
Trade and other payables	(202)
Provisions	(208)
Other liabilities	(217)
Fair value of net assets	1,316
Goodwill	3,757

DTS
Disclosure of detailed information about business combination [line items]
Schedule of Consideration Transferred, Fair Values of the Assets and Liabilities Identified at the Acquisition Date, and Goodwill Generated

Millions of euros
Cash payment 56% stake	725
Fair value of the prior stake	739
Intangible assets	378
Customer relationships	362
Other intangible assets	16
Property, plant and equipment	91
Deferred tax assets	454
Trade and other receivables	137
Other assets	213
Financial debt	(350)
Trade and other payables	(367)
Other liabilities	(66)
Fair value of net assets	490
Goodwill	974